Prepaid and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2018
Default Root [Abstract]
Summary of Accrued Expenses

As at December 31, 2018 and 2017, accrued expenses consisted of the following:

	As at December 31,
in USD ‘000	2018	2017
Accrued research and development expenses	10,734	3,192
Accrued compensation-related expenses	2,364	1,994
Accrued other expenses	1,065	1,328
Total accrued expenses	14,163	6,514